CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Retained Earnings CNY (¥)	Total Zepp Health Corporation Shareholders' Equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2018	¥ 151		¥ 1,373,577	¥ 97,141	¥ 340,046	¥ 1,810,915	¥ (1,337)	¥ 1,809,578
Beginning Balance, shares at Dec. 31, 2018 | shares	241,679,772
Exercise of option	¥ 2		931			933		933
Exercise of option, shares | shares	2,665,615
Net income					575,196	575,196	(1,825)	573,371
Foreign currency translation adjustment				11,274		11,274		11,274
Issuance of ordinary shares upon secondary offering, net of offering costs of US$434	¥ 2		49,174			49,176		49,176
Issuance of ordinary shares upon secondary offering, net of offering costs of US$434 (in shares) | shares	3,174,600
Deemed dividend to shareholders					(4,538)	(4,538)		(4,538)
Share-based compensation			55,128			55,128		55,128
Unrealized gain/loss on available-for-sale investments, net of tax effect				2,666		2,666		2,666
Statutory reserve			92		(92)
Ending Balance at Dec. 31, 2019	¥ 155		1,478,902	111,081	910,612	2,500,750	(3,162)	2,497,588
Ending Balance, shares at Dec. 31, 2019 | shares	247,519,987
Exercise of option	¥ 2		(2)
Exercise of option, shares | shares	2,625,176
Net income					228,753	228,753	953	229,706
Foreign currency translation adjustment				(45,117)		(45,117)		(45,117)
Share-based compensation			67,212			67,212		67,212
Unrealized gain/loss on available-for-sale investments, net of tax effect				(21,340)		(21,340)		(21,340)
Statutory reserve			5,997		(5,997)
Deconsolidation of a subsidiary							2,209	2,209
Ending Balance at Dec. 31, 2020	¥ 157		1,552,109	44,624	1,133,368	2,730,258		2,730,258
Ending Balance, shares at Dec. 31, 2020 | shares	250,145,163
Exercise of option	¥ 2		5,463			5,465		5,465
Exercise of option, shares | shares	3,712,160
Repurchase of ordinary shares		¥ (21,798)				(21,798)		(21,798)
Repurchase of ordinary shares, shares | shares		(2,656,164)
Net income					137,803	137,803	(851)	136,952	$ 21,490
Foreign currency translation adjustment				(17,938)		(17,938)		(17,938)	(2,815)
Share-based compensation			83,972			83,972		83,972
Unrealized gain/loss on available-for-sale investments, net of tax effect				2,585		2,585		2,585	406
Capital contribution from non-controlling interest							13,943	13,943
Ending Balance at Dec. 31, 2021	¥ 159	¥ (21,798)	¥ 1,641,544	¥ 29,271	¥ 1,271,171	¥ 2,920,347	¥ 13,092	¥ 2,933,439	$ 460,322
Ending Balance, shares at Dec. 31, 2021 | shares	253,857,323	(2,656,164)